Asbestos - Asbestos-Related Assets and Liabilities (Detail) - USD ($) $ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Insurance [Abstract]
Asbestos liability – current	$ (103.9)	$ (110.5)
Asbestos liability – non-current	(882.5)	(979.1)
Asbestos liability – Total	(986.4)	(1,089.6)
Insurance receivable – current	5.0	7.5
Insurance receivable – non-current	38.5	43.7
Insurance receivable – Total	43.5	51.2
Workers’ compensation asset – current	1.5	2.0
Workers’ compensation asset – non-current	20.7	25.8
Workers’ compensation liability – current	(1.5)	(2.0)
Workers’ compensation liability – non-current	(20.7)	(25.8)
Workers’ compensation – Total	0.0	0.0
Other net liabilities	(2.0)	(2.1)
Restricted cash and cash equivalents of AICF	36.4	39.8	$ 26.6	$ 108.9
Restricted short-term investments of AICF	21.6	17.7
Net Unfunded AFFA liability	(886.9)	(983.0)
Deferred income taxes – non-current	319.1	349.3
Income tax payable	23.4	25.3
Net Unfunded AFFA liability, net of tax	$ (544.4)	$ (608.4)